WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 100.17%
SPECIAL PURPOSE ACQUISITION COMPANIES - 36.98% (a)
Act II Global Acquisition Corporation Class A (b)	11,468	$112,960
Alberton Acquisition Corporation (b)	19,986	204,857
CF Finance Acquisition Corporation Class A (e)	15,440	156,330
FinTech Acquisition Corporation III Class A	15,106	152,117
Haymaker Acquisition Corporation II	8,030	82,950
Hennessy Capital Acquisition Corporation IV (e)	7,720	77,586
Legacy Acquisition Corporation Class A	8,245	84,099
Mudrick Capital Acquisition Corporation Class A (e)	1,950	19,978
Pivotal Acquisition Corporation	7,598	77,348
Pure Acquisition Corporation	16,153	165,568
Trident Acquisitions Corporation (e)	13,565	141,076
Trinity Merger Corporation Class A	7,578	79,114
Tuscan Holdings Corporation	10,713	104,987
Tuscan Holdings Corporation II	15,000	150,750
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $1,529,164)		1,609,720

CLOSED-END FUNDS - 0.10%
Apollo Tactical Income Fund, Inc.	23	348
Ares Dynamic Credit Allocation Fund	173	2,577
BlackRock Debt Strategies Fund, Inc.	82	882
Nuveen Credit Strategies Income Fund	58	434
TOTAL CLOSED-END FUNDS (Cost $4,531)		4,241

PREFERRED STOCKS - 3.38% (a)
Fannie Mae, 8.250%, Series S	5,799	77,417
Freddie Mac, 8.375%, Series Z	5,338	69,874
TOTAL PREFERRED STOCKS (Cost $132,599)		147,291

WARRANTS - 2.12% (a)
Act II Global Acquisition Corporation Class A
Expiration: April 2024, Exercise Price: $11.50 (b)	5,734	5,333
CF Finance Acquisition Corporation Class A
Expiration: April 2025, Exercise Price: $11.50	11,580	7,527
FinTech Acquisition Corporation III Class A
Expiration: December 2023, Exercise Price: $11.50	7,553	9,214
Hennessy Capital Acquisition Corporation IV
Expiration: September 2025, Exercise Price: $11.50 (e)	5,790	4,516
Mudrick Capital Acquisition Corporation Class A
Expiration: March 2025, Exercise Price: $11.50 (e)	1,950	1,219
Pivotal Acquisition Corporation
Expiration: December 2025, Exercise Price: $11.50 (e)	32,598	42,703
Pure Acquisition Corporation
Expiration: April 2023, Exercise Price: $11.50	7,903	8,298
Repay Holdings Corporation
Expiration: July 2024, Exercise Price: $11.50	5,911	5,202
Tuscan Holdings Corporation
Expiration: April 2026, Exercise Price: $11.50	10,713	8,142
TOTAL WARRANTS (Cost $78,293)		92,154

	Principal Value
BANK LOANS - 11.33% (e)(g)
Avaya Holdings Corporation
6.278% (1 Month U.S. LIBOR + 4.250%), 12/16/2024	$101,835	96,998
6.430% (2 Month U.S. LIBOR + 4.250%), 12/16/2024	60,751	57,865
Cengage Learning Holdings II, Inc.
6.384% (1 Month U.S. LIBOR + 4.250%), 6/7/2023	99,486	94,388
McGraw-Hill Global Education Holdings LLC
6.139% (1 Month U.S. LIBOR + 4.000%), 5/4/2022	98,487	92,331
Refinitiv US Holdings, Inc.
5.849% (1 Month U.S. LIBOR + 3.750%), 10/1/2025	150,621	151,562
TOTAL BANK LOANS (Cost $506,081)		493,144

CONVERTIBLE BONDS - 7.62% (e)
Caesars Entertainment Corporation
5.000%, 10/1/2024	71,000	120,756
NII Holdings, Inc.
4.250%, 8/15/2023 (f)	202,000	210,741
TOTAL CONVERTIBLE BONDS (Cost $315,965)		331,497

CORPORATE BONDS - 34.99% (e)
Acadia Healthcare Company, Inc.
5.125%, 7/1/2022 (d)	153,000	154,721
APX Group, Inc.
7.875%, 12/1/2022	141,000	141,353
CEC Entertainment, Inc.
8.000%, 2/15/2022	188,000	179,070
EIG Investors Corporation
10.875%, 2/1/2024	182,000	190,190
Inmarsat Finance plc
6.500%, 10/1/2024 (b)(f)	23,000	24,208
Kinetic Concepts, Inc. / KCI USA, Inc.
7.875%, 2/15/2021 (f)	45,000	45,974
Nationstar Mortgage LLC / Nationstar Capital Corporation
6.500%, 7/1/2021	25,000	25,130
6.500%, 6/1/2022	16,000	16,030
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (d)(f)	203,000	204,583
SRC Energy, Inc.
6.250%, 12/1/2025	183,000	182,081
Univar USA, Inc.
6.750%, 7/15/2023 (f)(h)	232,000	236,930
York Risk Services Holding Corporation
8.500%, 10/1/2022 (f)	120,000	122,550
TOTAL CORPORATE BONDS (Cost $1,523,820)		1,522,820

	Shares
SHORT-TERM INVESTMENTS - 3.65%
MONEY MARKET FUNDS - 3.65% (c)
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 1.83%	158,665	158,665
TOTAL SHORT-TERM INVESTMENTS
(Cost $158,665)		158,665
TOTAL LONG INVESTMENTS
(Cost $4,249,118) - 100.17%		4,359,532

SHORT INVESTMENTS - (2.00)%
COMMON STOCKS - (0.83)%
CASINOS & GAMING - (0.83)%
Eldorado Resorts, Inc.	(902)	(35,963)
TOTAL COMMON STOCKS
(Proceeds $40,595)		(35,963)
CORPORATE BONDS - (1.17)% (e)
APX Group, Inc.
7.625%, 9/1/2023	(57,000)	(51,014)
TOTAL CORPORATE BONDS
(Proceeds $51,385)		(51,014)

TOTAL SHORT INVESTMENTS
(Proceeds $91,980) - (2.00)%		(86,977)
TOTAL NET INVESTMENTS
(Cost $4,157,138) - 98.17%		4,272,555
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.83%		79,831
TOTAL NET ASSETS - 100.00%		$4,352,386

LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
(a)	Non-income producing security.
(b)	Foreign Security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2019.
(d)	All or a portion of the shares have been committed as collateral for open securities sold short and swap contracts.
(e)	Level 2 Security. Please see footnote (j) on the Schedule of Investments for more information.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2019, these securities represent 19.41% of total net assets.

(g)	The coupon rate shown on variable rate securities represents the rate as of September 30, 2019.
(h)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
(i)	As of September 30, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows*:

Total Portfolio
Tax Cost (1)	$3,982,382

Gross unrealized appreciation(2)	165,443
Gross unrealized depreciation(2)	(56,079)
Net unrealized appreciation	$109,364

(1) Tax cost represents tax on investments, net of proceeds on open securities sold short and reverse repurchase agreements.
(2) Includes investments, open swap contracts and reverse repurchase agreement appreciation and/or depreciation.

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

(j)	Investment Valuation

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Funds will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Funds. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

Due to the short-term nature of the reverse repurchase agreements, amortized cost approximates fair value at September 30, 2019. These securities are generally classified as Level 2 investments.

The Funds typically fair value securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Funds may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2019. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Special Purpose Acquisition Companies	$1,214,750	$394,970	$-	$1,609,720
Closed-End Funds	4,241	-	-	4,241
Preferred Stocks	147,291	-	-	147,291
Warrants	43,716	48,438	-	92,154
Bank Loans	-	493,144	-	493,144
Convertible Bonds	-	331,497	-	331,497
Corporate Bonds	-	1,522,820	-	1,522,820
Short-Term Investments	158,665	-	-	158,665
Total	$1,568,663	$2,790,869	$-	$4,359,532

Liabilities
Short Common Stock*	$(35,963)	$-	$-	$(35,963)
Short Corporate Bonds	-	(51,014)	-	(51,014)
Swap Contracts**	-	(5,338)	-	(5,338)
Reverse Repurchase Agreements	-	(174,756)	-	(174,756)
Total	$(35,963)	$(231,108)	$-	$(267,071)

* Please refer to the Schedules of Investments to view short common stocks segregated by industry type.
** Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

There were no transfers to level 3 securities during the nine months ended September 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS
Open Swap Contracts
September 30, 2019 (Unaudited)

								Unrealized
Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Appreciation (Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Altaba, Inc.	9/25/2020	Pay	0.800% + 3 Month U.S. LIBOR	Quarterly	6,174	$ 120,702	$ (478)
JPM	Apollo Tactical Income Fund, Inc.	12/27/2019	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	546	7,495	769
JPM	BlackRock Debt Strategies Fund, Inc.	11/28/2019	Pay	0.800% + 3 Month U.S. LIBOR	Quarterly	5,442	57,895	535
JPM	BlackRock Floating Rate Income Strategies Fund, Inc.	11/28/2019	Pay	0.473% + 3 Month U.S. LIBOR	Quarterly	4,417	55,414	283
JPM	Colony Capital, Inc., 8.750%, Series E	4/30/2020	Pay	0.753% + 3 Month U.S. LIBOR	Quarterly	8,113	203,481	1,451
JPM	Eaton Vance Floating-Rate Income Trust	11/28/2019	Pay	0.800% + 3 Month U.S. LIBOR	Quarterly	4,124	55,764	(1,313)
JPM	Eaton Vance Senior Floating-Rate Income Trust	8/30/2020	Pay	1.000% + 3 Month U.S. LIBOR	Quarterly	2,841	36,649	350
JPM	First Trust Senior Floating Rate Income Fund II	3/18/2020	Pay	0.800% + 3 Month U.S. LIBOR	Quarterly	5,272	63,106	81
JPM	Invesco Dynamic Credit Opportunities Fund	12/27/2019	Pay	0.802% + 3 Month U.S. LIBOR	Quarterly	8,430	91,911	795
JPM	Invesco Municipal Opportunity Trust	3/13/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,733	20,731	917
JPM	Invesco Senior Income Trust	3/18/2020	Pay	1.000% + 3 Month U.S. LIBOR	Quarterly	27,652	115,947	40
JPM	Invesco Value Municipal Income Trust	3/13/2020	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,442	21,145	972
JPM	Nuveen AMT-Free Municipal Credit Income Fund	11/28/2019	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,413	19,230	4,390
JPM	Nuveen AMT-Free Quality Municipal Income Fund	11/28/2019	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,566	19,245	3,145
JPM	Nuveen California Quality Municipal Income Fund	11/28/2019	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	1,536	19,246	3,759
JPM	Nuveen Credit Strategies Income Fund	11/28/2019	Pay	0.800% + 3 Month U.S. LIBOR	Quarterly	8,620	66,627	(2,230)
JPM	Nuveen Preferred and Income 2022 Term Fund	11/29/2019	Pay	0.300% + 3 Month U.S. LIBOR	Quarterly	894	19,274	2,448
JPM	SLM Corporation, 4.311%, Series B	2/8/2020	Pay	1.100% + 3 Month U.S. LIBOR	Quarterly	2,007	133,465	(20,691)
JPM	Voya Prime Rate Trust	3/18/2020	Pay	1.000% + 3 Month U.S. LIBOR	Quarterly	24,016	113,619	(652)

SHORT TOTAL RETURN SWAP CONTRACTS
JPM	Alibaba Group Holding Ltd. - ADR	5/8/2020	Receive	(0.600)% + 3 Month U.S. LIBOR	Quarterly	(7)	(1,260)	91
$(5,338)

ADR	- American Depository Receipt
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS
Reverse Repurchase Agreements
September 30, 2019 (Unaudited)

Counterparty	Rate	Trade Date	Maturity Date	Principal	Principal & Interest
JPM	2.907%	9/6/2019	10/4/2019	$(174,756)	$(175,471)
				$(174,756)	$(175,471)

JPM - JPMorgan Chase & Co., Inc.

The weighted average daily balance of reverse repurchase agreements during the nine months ended September 30, 2019 was $326,084, at a weighted average interest rate of 3.19%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at September 30, 2019 was $233,866.

Securities Accounted for as Secured Borrowings
Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Reverse Repurchase Agreements
Corporate Bonds	$ -	$ (174,756)	$ -	$ -	$ (174,756)
Total Borrowings	$ -	$ (174,756)	$ -	$ -	$ (174,756)
Gross amount of recognized liabilities for reverse repurchase agreements					$ (174,756)